Debt Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
he Company’s long-term debt consists of Senior Notes and bank loans, summarized as follows (in thousands):

	June 30, 2018	December 31, 2017
Unsecured Senior Notes	$73,625	$73,625

Secured Credit Facilities:
$409 Million Credit Facility	$169,248	$174,443
$330 Million Credit Facility	235,617	247,876
$42 Million Credit Facility	22,354	22,354
$67.5 Million Credit Facility	38,456	40,461
$12.5 Million Credit Facility	9,792	10,183
$27.3 Million Credit Facility	17,825	18,213
$85.5 Million Credit Facility	82,236	85,500
$38.7 Million Credit Facility	36,900	38,700
$19.6 Million Lease Financing	18,687	19,268
$12.8 Million Credit Facility	12,750	—
Total bank loans outstanding	643,865	656,998
Less: Current portion	(65,162)	(49,266)
	$578,703	$607,732

(amounts in thousands)	June 30, 2018			December 31, 2017
	Current	Non-current	Total	Current	Non-current	Total
Total bank loans and senior notes, gross	$65,162	$652,328	$717,490	$49,266	$681,357	$730,623
Unamortized deferred financing costs	(978)	(12,091)	(13,069)	(1,129)	(13,917)	(15,046)
Total bank loans and senior notes, net	$64,184	$640,237	$704,421	$48,137	$667,440	$715,577

Schedule of Long-term Debt Instruments [Table Text Block]
Secured Credit Facilities
The Company has nine credit agreements in place, which are collateralized by the Company’s vessels. The following is a summary of those credit agreements as of June 30, 2018:

($000’s)	$409 Million Credit Facility	$330 Million Credit Facility	$42 Million Credit Facility	$67.5 Million Credit Facility	$12.5 Million Credit Facility	$27.3 Million Credit Facility	$85.5 Million Credit Facility	$38.7 Million Credit Facility	$12.8 Million Credit Facility
Date of Agreement	December 30, 2014	July 29, 2014	January 30, 2015	July 30, 2014	December 22, 2015	December 22, 2015	December 5, 2017	December 13, 2017	June 21, 2018

Total Vessels to be Financed
Kamsarmax	8	6	1	2	—	—	—	—	1
Ultramax	7	15	1	2	1	2	6	3	—

Interest Rate-LIBOR+	3.000%	2.925%	2.970%	2.950%	3.000%	2.950%	2.850%	2.850%	2.400%

Commitment Fee	1.200%	1.170%	1.120%	1.250%	—%	1.180%	1.140%	0.998%	0.960%

Maturity Date	December 30, 2020	July 29, 2021	6 years from drawdown	7 years from each drawdown	December 22, 2020	5 years from each drawdown	February 15, 2023	December 13, 2022	June 15, 2023

Amount drawn down (in thousands)	220,769	294,225	48,870	53,816	11,750	23,250	85,500	38,700	12,750

Amount outstanding (in thousands)	169,248	235,617	22,354	38,456	9,792	17,825	82,236	36,900	12,750

Carrying Value of Vessels Collateralized (in thousands)	442,777	569,363	60,000	110,423	29,294	59,745	140,400	63,505	26,770

Amount Available (in thousands)	—	—	—	—	—	—	—	—	—

Remaining Vessels to be Financed	—	—	—	—	—	—	—	—	—

Interest And Finance Costs [Table Text Block]

(amounts in thousands)	2018	2017
Interest expense	$18,654	$13,896
Amortization of deferred financing costs	2,965	2,767
Write off of deferred financing costs	—	470
Change in the fair value of interest rate caps	(40)	—
Other	298	371
	$21,877	$17,504